Income Taxes (Tables) - FREYR AS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule reconciliation of the effective rate of tax

A reconciliation of the effective rate of tax and tax rate in the Company’s country of registration, Norway, (in thousands, except percentages):

	For the three months ended
	March 31,
	2021	2020
Pretax net loss	$(11,887)	$(895)
Statutory tax rate	22%	22%
Income taxes calculated at statutory tax rate	$(2,615)	$(197)
Changes in valuation allowance	1,701	187
Permanent tax items	914	10
Effect of change in exchange rate	—	—
Effect of change in tax rate	—	—
Tax expense	$—	$—
Effective rate of tax	0%	0%

A reconciliation of the effective rate of tax and tax rate in the Company’s country of registration, Norway, (in thousands, except percentages):

	For the year ended December 31,
	2020	2019
Pretax net loss	$(9,605)	$(1,201)
Statutory tax rate	22%	22%
Income taxes calculated at statutory tax rate	$(2,113)	$(264)
Changes in valuation allowance	1,728	468
Permanent tax items	385	(205)
Effect of change in exchange rate	—	—
Effect of change in tax rate	—	1
Tax expense	$—	$—
Effective rate of tax	0%	0%

Schedule of principal components of the deferred tax assets and liabilities

	As of	As of
	March 31,	December 31,
	2021	2020
Deferred tax assets
Tax losses carryforwards	$4,374	$2,494
Accruals and provisions for liabilities	—	—
Total deferred tax assets before valuation allowance	4,374	2,494
Valuation allowance	(4,097)	(2,397)
Total deferred tax assets	277	97
Deferred tax liabilities
Property and equipment	3	2
Prepayment and deferred income	274	95
Total deferred tax liabilities	277	97
Net deferred tax asset	$—	$—

	As of December 31,
	2020	2019
Deferred tax assets
Tax losses carryforwards	$2,494	$496
Accruals and provisions for liabilities	—	—
Total deferred tax assets before valuation allowance	2,494	496
Valuation allowance	(2,397)	(485)
Total deferred tax assets	97	11
Deferred tax liabilities
Property and equipment	2	1
Prepayment and deferred income	95	10
Total deferred tax liabilities	97	11
Net deferred tax asset	$—	$—